PAYDEN & RYGEL
333 South Grand Avenue, 32nd Floor
Los Angeles, California 90071
Telephone (213) 625-1900
July 8, 2011
WRITER’S DIRECT DIAL NUMBER: (213) 830-4255
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	The Payden & Rygel Investment Group — Post-Effective Amendment No. 71 to Form N-1A Registration Statement File Nos. 811-6625, 33-46973 CIK No. 0000885709
Ladies and Gentlemen:
     Concurrently with this letter, we are filing electronically on behalf of The Payden & Rygel Investment Group (the “Group”), pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 71 to the Group’s Registration Statement under the 1933 Act and Amendment No. 72 under the Investment Company Act of 1940, as amended.
     This Post-Effective Amendment includes (1) the proposed prospectus for a new series of the Group, the Payden Emerging Markets Local Bond Fund; and (2) the accompanying Statement of Additional Information.
     If you have any questions concerning the enclosed Post-Effective Amendment No. 71, please do not hesitate to telephone me at the number set forth above.
Very truly yours,
/s/ Edward S. Garlock
Edward S. Garlock
Managing Principal and General Counsel